Equity - Warrants (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise Price per Unit	$ 1.00
Sunlight | Class A-1 warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	2,393
Sunlight | Class A-2 warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	12,491
Sunlight | Class A-3 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	$ 691.90
Number of warrants outstanding | shares	7,000
Number of warrants issued during the period | shares	7,000
Minimum [Member] | Sunlight | Class A-1 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	$ 78.09
Minimum [Member] | Sunlight | Class A-2 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	297.99
Minimum [Member] | Sunlight | Class A-3 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	691.90
Maximum [Member] | Sunlight | Class A-1 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	100.00
Maximum [Member] | Sunlight | Class A-2 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	455.52
Maximum [Member] | Sunlight | Class A-3 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	691.90
Weighted Average | Sunlight | Class A-1 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	83.58
Weighted Average | Sunlight | Class A-2 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	360.29
Weighted Average | Sunlight | Class A-3 warrants
Class of Warrant or Right [Line Items]
Exercise Price per Unit	$ 691.90